Summary of Significant Accounting Policies - Schedule of Derivative Liabilities (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Derivative Liabilities [Abstract]
Beginning balance at July 1, 2024
New derivative liabilities	2,193,129
Change in fair value of derivative liabilities	2,855,045
Ending balance at December 31, 2024	$ 5,048,174